Summary of Significant Accounting Policies (Details)	12 Months Ended
Dec. 31, 2012
Construction equipment [Member] | Maximum [Member]
Schedule of Property plant and equipment
Useful life of the step up related to PP&E	20 years
Construction equipment [Member] | Minimum [Member]
Schedule of Property plant and equipment
Useful life of the step up related to PP&E	3 years
Furniture And Equipment [Member] | Maximum [Member]
Schedule of Property plant and equipment
Useful life of the step up related to PP&E	12 years
Furniture And Equipment [Member] | Minimum [Member]
Schedule of Property plant and equipment
Useful life of the step up related to PP&E	3 years
Building [Member] | Maximum [Member]
Schedule of Property plant and equipment
Useful life of the step up related to PP&E	20 years
Transportation equipment [Member] | Maximum [Member]
Schedule of Property plant and equipment
Useful life of the step up related to PP&E	17 years
Transportation equipment [Member] | Minimum [Member]
Schedule of Property plant and equipment
Useful life of the step up related to PP&E	3 years
Marine equipment [Member] | Maximum [Member]
Schedule of Property plant and equipment
Useful life of the step up related to PP&E	10 years